Stock-based Compensation - Summary of Restricted Stock Units (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Shares
Beginning balance (in shares)	0
Granted (in shares)	4,555,256
Ending balance (in shares)	4,555,256
Weighted Average Grant Date Fair Value
Granted (in USD per share) | $ / shares	$ 10.1
Ending balance (in USD per share) | $ / shares	$ 10.1